Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity [Line Items]
Total	$ 417,909,105	$ 438,323,413
All Except for State Guaranteed Receivables [Member]
Note 2 - Investments (Details) - Fixed Maturity Securities by Contractual Maturity [Line Items]
Due in one year or less	2,819,416
Due in one year or less	2,843,138
Due after one year through five years	68,576,706
Due after one year through five years	75,405,769
Due after five years through ten years	192,354,594
Due after five years through ten years	197,155,814
Due after ten years	54,607,179
Due after ten years	57,256,557
Due at multiple maturity dates	84,038,296
Due at multiple maturity dates	85,247,827
Total	402,396,191
Total	$ 417,909,105